As filed with the Securities and Exchange Commission on November 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 97.6%
Banks: 2.5%
14,200	BB&T Corp.	$470,872
Capital Goods: 4.7%
4,400	Roper Industries, Inc.	483,516
5,200	United Technologies Corp.	407,108
		890,624
Chemicals: 5.1%
6,400	Johnson & Johnson	441,024
5,800	Monsanto Co.	527,916
		968,940
Consumer Durables & Apparel: 4.8%
8,000	Coach, Inc.	448,160
2,900	V.F. Corp.	462,144
		910,304
Consumer Services: 2.3%
4,700	McDonald's Corp.	431,225
Diversified Financials: 2.4%
8,100	Capital One Financial Corp.	461,781
Energy: 9.6%
5,300	Exxon Mobil Corp.	484,685
6,000	National Oilwell Varco, Inc.	480,660
5,300	Occidental Petroleum Corp.	456,118
5,500	Schlumberger Ltd.	397,815
		1,819,278
Food, Beverage & Tobacco: 7.1%
11,332	The Coca Cola Co.	429,823
11,375	Kraft Foods, Inc. - Class A	470,356
6,000	Mead Johnson Nutrition Co.	439,680
		1,339,859
Health Care Equipment & Services: 2.4%
900	Intuitive Surgical, Inc. *	446,067
Household & Personal Products: 4.4%
4,205	Colgate-Palmolive Co.	450,860
6,200	Estée Lauder Companies, Inc. - Class - A	381,734
		832,594
Insurance: 2.4%
6,700	The Travelers Companies, Inc.	457,342

Internet Software & Services: 5.3%
9,900	eBay, Inc. *	479,259
700	Google, Inc. *	528,150
		1,007,409
Materials: 6.5%
8,000	E.I. DuPont de Nemours & Co.	402,160
4,200	Praxair, Inc.	436,296
2,400	Precision Castparts Corp.	392,016
		1,230,472

Retailing: 7.6%
7,000	Bed Bath & Beyond, Inc. *	441,000
9,500	Dollar Tree, Inc. *	458,613
12,000	The TJX Companies, Inc.	537,480
		1,437,093
Semiconductors & Semiconductor Equipment: 2.4%
16,500	ARM Holdings PLC - ADR	461,670
Software & Services: 10.1%
7,613	Accenture PLC	533,137
8,900	Check Point Software Technologies Ltd. *	428,624
2,169	International Business Machines Corp.	449,959
6,639	Teradata Corp. *	500,647
		1,912,367
Technology Hardware & Equipment: 11.0%
11,500	Agilent Technologies, Inc.	442,175
1,075	Apple, Inc.	717,305
16,500	EMC Corp. *	449,955
7,573	QUALCOMM, Inc.	473,237
		2,082,672
Telecommunication Services: 2.6%
6,800	American Tower Corp.	485,452
Transportation: 4.4%
5,046	Canadian National Railway Co.	445,209
5,500	United Parcel Service, Inc.	393,635
		838,844
TOTAL COMMON STOCKS
(Cost $15,367,175)		18,484,865
SHORT-TERM INVESTMENT: 2.5%
Money Market Fund: 2.5%
470,320	Invesco Short-Term Prime Portfolio - Institutional Class, 0.086%(a)	470,320
TOTAL SHORT-TERM INVESTMENT
(Cost $470,320)		470,320
TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $15,837,495)		18,955,185
Liabilities in Excess of Other Assets: (0.1)%		(16,483)
TOTAL NET ASSETS: 100.0%		$18,938,702

*	Non-income producing security.
ADR	American Depositary Receipt
(a)	7-day yield as of September 30, 2012.

The Globa/lndustry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P'j. GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator,U.S. i3ancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments	$15,846,707
Gross unrealized appreciation	3,283,614
Gross unrealized depreciation	(175,136)
Net unrealized appreciation	$3,108,478

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Congress Large Cap Growth Fund’s (The “Fund”) previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Summary of Fair Value Exposure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$18,484,865	$-	$-	$18,484,865

Short-Term Investment	470,320	-	-	470,320
Total Investments in Securities	$18,955,185	$-	$-	$18,955,185

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*           /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date             11/18/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date             11/18/12

By (Signature and Title)*           /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date             11/27/12

* Print the name and title of each signing officer under his or her signature.